Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	0001038520
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 12, 2013
Prospectus Date	Aug. 01, 2013